Fair Value Measurements (Details) - Schedule of fair value of warrant liabilities - Thunder Bridge Acquisition Il, Ltd.[Member] - USD ($)		11 Months Ended	12 Months Ended
		Dec. 31, 2019	Dec. 31, 2020
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of fair value of warrant liabilities [Line Items]
Fair value, beginning balance			$ 7,862,415
Initial Measurement on August 9, 2019		9,175,984
Change in valuation inputs or other assumptions	[1]	(1,313,569)	25,580,629
Fair value, ending balance		7,862,415	33,443,044
Public [Member]
Fair Value Measurements (Details) - Schedule of fair value of warrant liabilities [Line Items]
Fair value, beginning balance			15,525,000
Initial Measurement on August 9, 2019		17,250,000
Change in valuation inputs or other assumptions	[1]	(1,725,000)	48,213,750
Fair value, ending balance		15,525,000	63,738,750
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of fair value of warrant liabilities [Line Items]
Fair value, beginning balance			23,387,415
Initial Measurement on August 9, 2019		26,425,984
Change in valuation inputs or other assumptions	[1]	(3,038,569)	73,794,379
Fair value, ending balance		$ 23,387,415	$ 97,181,794

[1]	Due to the use of quoted prices in an active market (Level 1) and the use of observable inputs for similar assets or liabilities (Level 2) to measure the fair values of the Public Warrants and Private Placement Warrants, respectively, subsequent to initial measurement, the Company had transfers out of Level 3 totaling approximately $23.4 million during the period from August 9, 2019 through December 31, 2019.